Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 33.67%
iShares 0-3 Month Treasury Bond ETF		998	$99,850
Schwab Short-Term U.S. Treasury ETF		1,966	97,396
SPDR Portfolio Short Term Treasury ETF		1,642	48,685
Vanguard Short-Term Treasury ETF		1,643	97,364
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)			343,295

	Contracts	Notional Amount
PURCHASED OPTIONS - 133.18% (a)(b)
CALL OPTIONS - 124.74%
iShares MSCI EAFE ETF, Expires 3/10/2023, Strike Price $69.40	144	$1,059,840	113,967
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.40	23	1,038,772	1,026,245
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.46	23	1,038,772	131,863
			1,272,075
PUT OPTIONS - 8.44%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.06	83	1,003,802	29,711
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.60	23	1,038,772	2,495
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.48	74	977,392	53,907
			86,113
TOTAL PURCHASED OPTIONS (Cost $1,234,734)			1,358,188

Total Investments (Cost $1,580,430) - 166.85%			1,701,483
Liabilities in Excess of Other Assets - (66.85)%			(681,691)
TOTAL NET ASSETS - 100.00%			$1,019,792

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	3/10/2023	$74.58	144	$(1,059,840)	$(70,681)
SPDR S&P 500® Trust ETF	3/10/2023	$170.60	23	(1,038,772)	(649,784)
SPDR S&P 500® Trust ETF	3/10/2023	$457.26	23	(1,038,772)	(83,069)
					(803,534)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.06	83	(1,003,802)	(47,319)
SPDR S&P 500® Trust ETF	3/10/2023	$382.91	23	(1,038,772)	(37,078)
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.19	74	(977,392)	(79,734)
					(164,131)
Total Options Written (Premiums Received $866,903)					$(967,665)

(a) Exchange-Traded